UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:       March 31, 2003
                                                     ---------------------------

Check here if Amendment [   ];      Amendment Number:
                                                      --------------------------

This Amendment (Check only one):    [   ] is a restatement.
                                    [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:                      Pax World Management Corp.
         -----------------------------------------------------------------------
Address:                   222 State Street
         -----------------------------------------------------------------------
                           Portsmouth, NH  03801
         -----------------------------------------------------------------------

         -----------------------------------------------------------------------


Form 13F File Number:      028-05955
                           -----------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager:

Name:                      Lee D. Unterman
         -----------------------------------------------------------------------
Title:                     Assistant Secretary
         -----------------------------------------------------------------------
Phone:                     (212) 867-9500
         -----------------------------------------------------------------------


Signature, Place, and Date of Signing:

/s/ Lee D. Unterman                 New York, NY              3-14-03
---------------------------         -----------------         ------------------
[Signature]                         [City, State]             [Date]

Report Type (Check only one):

[X] 13F HOLDING REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                   0
                                    --------------------------------

Form 13F Information Table Entry Total:     96
                                        ------------------------

Form 13F Information Table Value Total:     657,683               (thousands)
                                        -------------------------


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13f file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

                                      NONE

                                    Form 13F
                                Information Table

                                     Page 1

                                                                                                               Voting Authority
                                                           Value     Shares/ Sh/ Put/  Invstmt  Other
Name of Issuer                  Title of class  CUSIP     (x$1000)   Prn Amt Prn Call  Dscretn  Managers   Sole      Shared    None
 ABBOTT LABS NPV                     COM      002824100     7,543    200,559  SH       Sole               200,000               559
 ALCON INC                           COM      H01301102     1,177     28,700  SH       Sole                25,000             3,700
 AMAZON.COM INC.                     COM      023135106       981     37,700  SH       Sole                35,200             2,500
 AMERICA MOVIL                       COM      02364W105     3,409    255,000  SH       Sole               250,000             5,000
 AMERICAN INTL GROUP INC             COM      026874107    12,372    250,200  SH       Sole               250,000               200
 AMERICAN PHARMACEUTICAL             COM           APPX       192     10,000  SH       Sole                10,000
 AMGEN INC                           COM      031162100    29,572    513,850  SH       Sole               510,200             3,650
 ANALOG DEVICES INC                  COM      032654105       275     10,000  SH       Sole                10,000
 APACHE CORP                         COM      037411105       648     10,500  SH       Sole                10,500
 APOGENT TECHNOLOGIES INC            COM      03760A101     8,792    603,000  SH       Sole               600,000             3,000
 APPLEBEES                           COM      037899101       421     15,000  SH       Sole                15,000
 AT + T WIRELESS SVCS INC            COM      00209A106     7,260  1,100,000  SH       Sole               1100000
 AVON PRODS INC                      COM      054303102    11,981    210,000  SH       Sole               210,000
 BAKER HUGHES INC                    COM      057224107     9,100    304,050  SH       Sole               300,000             4,050
 BAXTER INTL INC                     COM      071813109     7,456    400,000  SH       Sole               400,000
 BECTON DICKINSON + CO               COM      075887109     4,377    127,100  SH       Sole               127,100
 BELLSOUTH CORP                      COM      079860102     6,501    300,000  SH       Sole               300,000
 BELO CORP SER A                     COM      080555105     6,757    333,500  SH       Sole               331,000             2,500
 BIOVAIL CORP                        COM      09067J109     3,987    100,000  SH       Sole               100,000
 BOSTON SCIENTIFIC CORP.             COM      101137107       408     10,000  SH       Sole                10,000
 CAREMARK RX INC                     COM      141705103    10,164    560,000  SH       Sole               560,000
 CHECKFREE CORP                      COM      162813109       899     40,000  SH       Sole                40,000
 CNF INC                             COM      12612W104     9,135    300,000  SH       Sole               300,000
 COACH INC                           COM      189754104       575     15,000  SH       Sole                15,000
 COMCAST CORP NEW CL A               COM      20030n101     1,733     60,626  SH       Sole                60,326               300
 COMCAST CORP NEW CL A SPL           COM      20030n200     5,638    205,100  SH       Sole               200,300             4,800
 CORINTHIAN COLLEGES INC.            COM      218868107       790     20,000  SH       Sole                20,000
 CORN PRODUCTS INT'L INC             COM      219023108    10,495    359,900  SH       Sole               355,300             4,600
 COX COMMUNICATIONS INC NEW CL       COM      224044107     9,333    300,000  SH       Sole               300,000
 CVS CORP                            COM      126650100     5,366    225,000  SH       Sole               225,000
 DEAN FOODS CO NEW                   COM      242370104    21,466    500,250  SH       Sole               500,000               250
 DELL COMPUTER CORP                  COM      247025109    15,021    550,000  SH       Sole               550,000
 DPL INC                             COM      233293109     5,607    450,000  SH       Sole               450,000
 EBAY INC                            COM      278642103    18,875    221,300  SH       Sole               220,100             1,200
 EDWARDS LIFESCIENCES CORP           COM      28176E108     2,740    100,000  SH       Sole               100,000
 EMC CORP                            COM      268648102     2,531    350,000  SH       Sole               350,000
 EON LABS INC                        COM      29412e100       534     20,000  SH       Sole                20,000
 EQUITABLE RES INC                   COM      294549100    10,268    273,750  SH       Sole               270,300             3,450
 ERESEARCH TECHNOLOGY                COM      29481v108       268     10,000  SH       Sole                10,000
 EXPRESS SCRIPTS INC CL A            COM      302182100     1,336     24,000  SH       Sole                24,000
 FEDEX CORP                          COM      31428x106    11,014    200,000  SH       Sole               200,000
 FISERV INC                          COM      337738108    11,018    350,000  SH       Sole               350,000
 FLUOR CORP NEW                      COM      343412102    12,467    370,150  SH       Sole               370,000               150
 FUJI PHOTO FILM CO LTD ADR ADR      COM      359586302     7,580    250,000  SH       Sole               250,000
 GENERAL MTRS CORP CL H NEW          COM      370442832     4,029    359,700  SH       Sole               350,700             9,000
 GILLETTE CO.                        COM      375766102    10,829    350,000  SH       Sole               350,000
 INTUIT                              COM      461202103    13,771    370,200  SH       Sole               370,000               200
 JACOBS ENGR GROUP INC               COM      469814107       420     10,000  SH       Sole                10,000
 JEFFERSON PILOT CORP                COM      475070108     9,776    254,050  SH       Sole               250,200             3,850
 JOHNSON + JOHNSON                   COM      478160104    18,831    325,400  SH       Sole               325,000               400
 JONES APPAREL GROUP INC             COM      480074103     2,057     75,000  SH       Sole                75,000
 KEYSPAN CORP                        COM      49337W100    16,129    500,136  SH       Sole               500,000               136
 KROGER CO                           COM      501044101     5,271    400,825  SH       Sole               400,000               825
 LOWES COS INC USD0.50               COM      548661107     4,082    100,000  SH       Sole               100,000
 MASCO CORP                          COM      574599106     6,517    350,000  SH       Sole               350,000
 MBNA CORP.                          COM      55262L100       602     40,000  SH       Sole                40,000
 MEDTRONIC INC                       COM      585055106    11,480    254,430  SH       Sole               250,200             4,230
 MICROSOFT CORP                      COM      594918104    15,428    637,250  SH       Sole               630,000             7,250
 MILLIPORE CORP                      COM      601073109     1,141     34,900  SH       Sole                34,900
 MYKROLIS CORP                       COM      62852P103     3,758    450,000  SH       Sole               450,000
 NISOURCE INC                        COM      65473P105    11,430    628,024  SH       Sole               628,024
 NOKIA CORP SPONSORED ADR            COM      654902204     6,305    450,000  SH       Sole               450,000
 PEOPLES ENERGY CORP                 COM      711030106    21,534    602,000  SH       Sole               600,000             2,000
 PEPSI BOTTLING GROUP INC            COM      713409100     8,069    450,000  SH       Sole               450,000
 PHILADELPHIA SUBURBAN CORP.         COM      718009608     5,911    269,300  SH       Sole               266,300             3,000
 PHILIPS ELECTRONICS                 COM      500472303     7,020    450,300  SH       Sole               450,300
 QUESTAR CORP                        COM      748356102     6,213    210,100  SH       Sole               206,200             3,900
 RENAISSANCE RE HOLDINGS LTD.        COM      G7496G103     1,001     25,000  SH       Sole                25,000
 RYDER SYS INC                       COM      783549108     5,640    275,000  SH       Sole               275,000
 SAP AG                              COM      803054204     8,134    429,000  SH       Sole               425,500             3,500
 SBC COMMUNICATIONS INC              COM      78387G103     6,112    304,700  SH       Sole               300,000             4,700
 SCRIPPS E W CO OH CL A              COM      811054204     7,574    100,000  SH       Sole               100,000
 SMITH INTERNATIONAL INC.            COM      832110100       352     10,000  SH       Sole                10,000
 SONY CORP AMER SH NEW               COM      835699307     8,930    254,200  SH       Sole               250,200             4,000
 STAPLES INC                         COM      855030102    10,998    600,000  SH       Sole               600,000
 STARBUCKS CORP                      COM      855244109    14,168    550,000  SH       Sole               550,000
 STRYKER CORP                        COM      863667101    13,730    200,000  SH       Sole               200,000
 SUPERVALU INC                       COM      868536103     4,650    300,000  SH       Sole               300,000
 SYBRON DENTAL SPECIALTIES           COM      871142105     4,415    253,000  SH       Sole               250,000             3,000
 SYMBOL TECHNOLOGIES INC             COM      871508107       431     50,000  SH       Sole                50,000
 TELEFONOS DE MEXICO S A SPONSO      COM      879403780     5,944    200,000  SH       Sole               200,000
 TIDEWATER INC                       COM      886423102     9,059    315,425  SH       Sole               310,300             5,125
 TRIBUNE CO NEW                      COM      896047107    18,454    410,000  SH       Sole               410,000
 UGI CORP NEW                        COM      902681105     5,850    128,000  SH       Sole               125,000             3,000
 UNITED PARCEL SVC INC CL B          COM      911312106    11,400    200,000  SH       Sole               200,000
 VODAFONE PLC                        COM      92857W100    15,526    852,150  SH       Sole               845,600             6,550
 WASHINGTON FED INC                  COM      938824109     5,900    280,170  SH       Sole               275,000             5,170
 WEBMD CORP                          COM      94769m105       361     40,000  SH       Sole                30,000            10,000
 WHOLE FOODS MKT INC                 COM      966837106     1,113     20,000  SH       Sole                20,000
 ZIMMER HOLDINGS INC                 COM      98956P102     2,432     50,000  SH       Sole                50,000
 EQUITY RESIDENTIAL DEPOSITORY    PFD CV      29476L859     5,213    208,606  SH       Sole               208,606
 CSC HOLDINGS INC PFD SER H          PFD      126304609       312      3,000  SH       Sole                 3,000
 HEALTH CARE PPTY INVS INC PFD       PFD      421915406       412     16,300  SH       Sole                16,300
 HEALTH CARE PPTY INVS INC PFD       PFD      421915604       576     22,900  SH       Sole                22,900
 EATON VANCE MUNS TR CONN MUNS                    EVCTX       132     12,263  SH       Sole                                  12,263
 E TRADE GROUP INC SUB NT CV        CONV      269246AB0       199    250,000 PRN       Sole               250,000